INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
Investments in associates
Schedule of investments in associates

	Country of operations	Operating activity	December 31, 2017	December 31, 2016
MTS Belarus	Belarus	telecommunications	3,660	4,303
MTS Bank	Russia	banking	2,902	3,592
Equity investments in other unquoted companies	Russia	e-commerce, digital TV, asset management, etc.	2,890	2,656

Total investments in associates			9,452	10,551

MTS Belarus
Investments in associates
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31, 2017	December 31, 2016
Assets
Non-current assets	9,819	9,414
Current assets	8,117	6,800

Liabilities
Non-current liabilities	(703)	(0)
Current liabilities	(9,764)	(7,433)

Total identifiable net assets	7,469	8,781

The Group's share in associate	49%	49%
The Group's share of identifiable net assets	3,660	4,303
Carrying amount of the Group's interest	3,660	4,303

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2017	2016	2015
Revenue	(23,037)	(22,256)	(20,886)
Net profit for the year	(6,552)	(6,356)	(7,054)
The Group's share of the profit of the associate for the year	(3,210)	(3,115)	(3,456)
Other comprehensive loss for the year (currency translation adjustment)	525	2,292	3,110
Total comprehensive income for the year	(6,027)	(4,064)	(3,944)
The Group's share of total comprehensive income of the associate for the year	(2,953)	(1,991)	(1,933)
Dividends received	3,590	2,795	3,269

MTS Bank
Investments in associates
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31, 2017	December 31, 2016
Total assets	142,405	166,594
Total liabilities	(121,169)	(137,627)
Non-controlling interests	—	(3,339)

Total identifiable net assets attributable to the Group	21,236	25,628

The Group's share in associate	26,6%	26,6%
The Group's share of identifiable net assets	6,127	6,817
Impairment of investment in associate	(3,225)	(3,225)

Carrying amount of the Group's interest	2,902	3,592

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2017	2016	2015
Total interest income	(14,204)	(16,555)	(20,455)
Total interest expense	6,505	8,364	9,691
Net loss for the year	593	4,495	15,371
The Group's share of the loss of the associate for the year	109	1,179	4,078
Other comprehensive loss / (income) for the year	2,000	1,614	(1,251)
Total comprehensive loss for the year	2,593	6,109	14,120
The Group's share of the total comprehensive loss for the year	690	1,608	3,737

Individually insignificant associates
Investments in associates
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2017	2016	2015
Net loss/(profit) for the year	1,760	1,172	(1,079)
The Group's share of the loss/(profit) of the associate for the year	327	108	(297)
Other comprehensive income for the year	—	—	—
Total comprehensive loss/(income) for the year	1,760	1,172	(1,079)
The Group's share of total comprehensive loss/(income) of the associate for the year	327	108	(297)